Property, Plant and Equipment, Net (Details) - USD ($)	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Property, Plant and Equipment, Net (Details) [Line Items]
Depreciation expense	$ 1,177,801	$ 1,033,422
Purchased new property plant and equipment	1,294,113	1,388,888
Net book value	205,928	1,242
Plant property and equipment cost	290,302	2,638
Accumulated depreciation	84,374	1,396
Cash from disposal		0
Net disposal income	160,288	1,242
Building and Building Improvements [Member]
Property, Plant and Equipment, Net (Details) [Line Items]
Construction progress	3,640,520	$ 0
Property, Plant and Equipment, Other Types [Member]
Property, Plant and Equipment, Net (Details) [Line Items]
Cash from disposal	$ 366,216